Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of trade and other payables [line Items]
Trade payables	$ 3,790,216	$ 5,448,213
Accruals	5,343,241	3,221,544
Other payables and accruals	428,708	354,843
Total trade and Other current payables	$ 9,562,165	$ 9,024,600